Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Hood River International Opportunity Fund (the “Fund”)
Institutional Shares (HRIOX)
Retirement Shares (HRITX)

Supplement dated December 9, 2021
to the Prospectus and Statement of Additional Information (“SAI”),
each dated September 28, 2021

Effective December 15, 2021, the Retirement Shares of the Fund will be offered for purchase.
The Prospectus and SAI are hereby amended to add HRITX as the ticker symbol for the Retirement Shares and to remove all statements to the effect that the Retirement Shares are not currently offered.

Please retain this supplement with your Prospectus and SAI for future reference.